Summary of Significant Accounting Policies (details) - Key Assumptions	12 Months Ended
Dec. 31, 2016
Prime [Member] | Minimum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	0.00%
Percentage of remaining pool liquidated due to defaults	0.00%
Loss severity	30.00%
Prime [Member] | Maxiumum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	35.00%
Percentage of remaining pool liquidated due to defaults	46.00%
Loss severity	65.00%
Alt-A [Member] | Minimum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	4.00%
Percentage of remaining pool liquidated due to defaults	20.00%
Loss severity	42.00%
Alt-A [Member] | Maxiumum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	15.00%
Percentage of remaining pool liquidated due to defaults	73.00%
Loss severity	90.00%
Sub-Prime [Member] | Minimum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	3.00%
Percentage of remaining pool liquidated due to defaults	22.00%
Loss severity	75.00%
Sub-Prime [Member] | Maxiumum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	12.00%
Percentage of remaining pool liquidated due to defaults	52.00%
Loss severity	110.00%